Shareholder Report, Holdings (Details) - REX AI Equity Premium Income ETF	May 31, 2025
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
CrowdStrike Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
Palantir Technologies Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.88%
Arm Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Super Micro Compute, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Datadog, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Applications Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
Computer Aided Design [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Computer Data Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
Computer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Computer Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
Ecommerce/Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Electronic Components - Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.51%
Electronic Forms [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Enterprise Software/Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
Information Technology - Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Information Technology - Software & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
Internet Content - Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
Internet Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Networking Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Semicon Components - Integrated Circuitry [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Web Portals/Internet Service Providers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%